December 16, 2015

Keith O’Connell, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price New Era Fund, Inc.

 consisting of the following class:

  T. Rowe Price New Era Fund—I Class

 File Nos. 002-29866/811-1710

Dear Mr. O’Connell:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the fund’s Statement of Additional Information (“SAI”) or prospectus that were filed under Rule 485(b) on December 8, 2015.

The prospectus and SAI went effective automatically on December 15, 2015.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Brian R. Poole at 410-345-6646.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman